FAIR VALUE OF DEBT INSTRUMENTS AND DERIVATIVE INSTRUMENTS (DETAILS)	3 Months Ended	12 Months Ended
	Dec. 28, 2012 USD ($)	Dec. 28, 2012 USD ($)	Dec. 28, 2012 CAD	Dec. 28, 2012 Senior Debt Obligations [Member] USD ($)	Dec. 28, 2012 Credit Facility Term Loan [Member] USD ($)	Dec. 30, 2011 Credit Facility Term Loan [Member] USD ($)
Debt Instrument [Line Items]
Outstanding debt				$ 1,200,000,000	$ 670,000,000	$ 700,000,000
Fair values of our term loans					667,300,000	697,400,000
Fair value of our Senior Notes				1,200,000,000
Foreign currency exchange contracts [Abstract]
Notional amount of foreign currency forward contract	1,250,000,000	1,250,000,000	1,250,000,000
Foreign currency exchange contracts [Line Items]
Loss on settlement of foreign currency forward contract		300,000
Foreign currency gains (losses) on intercompany loans	$ 3,600,000	$ 800,000